Annual Total Returns - Fidelity Freedom Blend 2055 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2055 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2055 Fund- Class Z6
Bar Chart Table:
Annual Return 2019	26.75%
Annual Return 2020	17.96%
Annual Return 2021	16.50%